Commitment and Contingencies, Future Minimum Lease Payments under Operating and Capital Leases (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Operating Leases [Abstract]
2021	$ 4,644	$ 4,772
2022	4,343	4,667
2023	4,197	4,433
2024	4,159	4,107
2025		4,166
Thereafter		30,848
Total minimum lease payments	46,667	52,993
Capital Leases [Abstract]
2021	52	211
2022	13	42
2023	1	0
2024	0	0
2025		0
Thereafter		0
Total minimum lease payments	103	253
Less amounts representing interest	(3)	(7)
Present value of lease payments	100	246
Less current portion	(82)	(204)
Long-term portion of minimum lease payments	$ 18	$ 42